Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Liabilities
Schedule of other current liabilities
	Thousands of Euros
	31/12/2017	31/12/2016
Salaries payable	129,519	132,755
Other payables	649	427
Deferred income	4,284	441
Advances received	9,945	6,563

Other current liabilities	144,397	140,186